CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income	$ 525	$ 1,264	$ 1,143
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	(102)	(42)	1
Comprehensive income	423	1,222	1,144
Comprehensive loss (income) attributable to non-controlling interest	2	(13)	7
Comprehensive income attributable to Highway Holdings Limited's shareholders	$ 425	$ 1,209	$ 1,151